Related Party Transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions
12.	RELATED PARTY TRANSACTIONS

Name of related parties	Relationship with the Group
Ping An and its subsidiaries (“Ping An Group”)	The Company’s controlling shareholder and its subsidiaries
Mango JV	An equity-method investee of the Company’s subsidiary

Ping An became the Company’s controlling shareholder in June 2016 and therefore Ping An Group became the Company’s related party since then. The following related party transactions represent the transactions occurred afterwards.

During the years ended December 31, 2016, 2017 and 2018, related party transactions were as follows:

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Sales of new vehicles to Ping An Group	21,938	—	—	—
Services provided to Ping An Group (a)	—	21,171	473,466	68,863
Services provided to other related parties	5,064	1,768	124	18

Net revenues from related parties	27,002	22,939	473,590	68,881

Services provided by Ping An Group (b)	21,594	55,220	88,658	12,894
Services provided by other related parties	4,603	2,644	10,415	1,515

Cost of revenues and operating expenses from related parties	26,197	57,864	99,073	14,409

Interest income from Ping An Group	3,564	35,049	50,968	7,413

As of December 31, 2017 and December 31, 2018, balances with related parties were as follows:

	December 31, 2017	December 31, 2018
	RMB	RMB	US$
Amounts due from related parties, current
Ping An Group (c)	21,014	34,018	4,948
Mango JV	3,425	29	4
Other related parties	63	—	—

	24,502	34,047	4,952

Amounts due from related parties, non-current
Ping An Group (c)	10,956	2,041	297

	10,956	2,041	297

Amounts due to related parties
Ping An Group (d)	1,101	19,463	2,831
Mango JV	9,049	208	30
Other related parties	135	197	29

	10,285	19,868	2,890

(a)	The amount represents the commission fee for transaction facilitation service on financial product including loan, leasing and insurance products and advertising service provided to Ping An Group.
(b)	The amount represents rental and property management services, technical services and other miscellaneous services provided by Ping An Group.
(c)

Receivable from Ping An Group primarily consists of deposit in relation to the operating lease and other agreements, service fee receivable, and interest receivable from cash and cash equivalents and short-term investments held at Ping An Group. As of December 31, 2017 and 2018, the Group had cash and cash equivalents and short-term investments of RMB1,374,574 and RMB1,117,132 (US$162,480) at Ping An Group, respectively.

(d)	The outstanding payable to Ping An Group primarily consists of payable for purchase of technical service and other miscellaneous services.